As filed with the Securities and Exchange Commission on March 16, 2016

1933 Act Registration No. 33-72424
1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.
Post-Effective Amendment No. 171	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 172	x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST
(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100
Denver, CO 80203
(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

JoEllen L. Legg, Esq., Secretary
Financial Investors Trust
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

x	immediately upon filing pursuant to paragraph (b)
on (date), pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 171 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on March 16, 2016.

FINANCIAL INVESTORS TRUST
(Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke
Edmund J. Burke	President, Trustee and Chairman	March 16, 2016

/s/ John R. Moran, Jr.
John R. Moran, Jr.*	Trustee	March 16, 2016

/s/ Jeremy W. Deems
Jeremy W. Deems*	Trustee	March 16, 2016

/s/ Mary K. Anstine
Mary K. Anstine*	Trustee	March 16, 2016

/s/ Jerry G. Rutledge
Jerry G. Rutledge*	Trustee	March 16, 2016

/s/ Michael “Ross” Shell
Michael “Ross” Shell*	Trustee	March 16, 2016

/s/ Kimberly R. Storms
Kimberly R. Storms	Treasurer	March 16, 2016

*	Signature affixed by JoEllen L. Legg pursuant to a power of attorney dated August 7, 2015 filed as Exhibit (q)(2) of Post-Effective Amendment No. 155 to Registrant’s Registration Statement filed on August 28, 2015, SEC Accession No. 0001398344-15-005820.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase